UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Mortgage Total Return Fund
Class A [SGVAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$100	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Western Asset Mortgage Total Return Fund Fund returned 3.10%. The Fund compares its performance to the Bloomberg U.S. Mortgage-Backed Securities, which returned 1.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight to:
↑	Non-agency residential mortgage-backed securities
↑	Interest-only agency collateralized mortgage obligations
↑	Private student loan asset-backed securities

Top detractors from performance:
↓	Duration stance relative to the benchmark
↓	Yield curve positioning
↓	Pass-through/To-be-announced positioning
Use of derivatives and the impact on performance:
The Fund utilized futures for duration management, which detracted from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7117-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	3.10	-1.00	1.05
Class A (with sales charge)	-0.73	-1.86	0.61
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Mortgage Backed Securities	1.20	-0.74	0.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$376,290,111
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$2,028,739
Portfolio Turnover Rate	233%
*	Does not include derivatives, except purchased options, if any.
Western Asset Mortgage Total Return Fund	PAGE 2	7117-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ion G. Dan and Greg E. Handler.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7117-ATSR-0225

Western Asset Mortgage Total Return Fund
Class C [LWMSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$165	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Western Asset Mortgage Total Return Fund Fund returned 2.43%. The Fund compares its performance to the Bloomberg U.S. Mortgage-Backed Securities, which returned 1.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight to:
↑	Non-agency residential mortgage-backed securities
↑	Interest-only agency collateralized mortgage obligations
↑	Private student loan asset-backed securities

Top detractors from performance:
↓	Duration stance relative to the benchmark
↓	Yield curve positioning
↓	Pass-through/To-be-announced positioning
Use of derivatives and the impact on performance:
The Fund utilized futures for duration management, which detracted from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7062-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	2.43	-1.67	0.36
Class C (with sales charge)	1.45	-1.67	0.36
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Mortgage Backed Securities	1.20	-0.74	0.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$376,290,111
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$2,028,739
Portfolio Turnover Rate	233%
*	Does not include derivatives, except purchased options, if any.
Western Asset Mortgage Total Return Fund	PAGE 2	7062-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ion G. Dan and Greg E. Handler.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7062-ATSR-0225

Western Asset Mortgage Total Return Fund
Class C1 [SGSLX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$177	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C1 shares of Western Asset Mortgage Total Return Fund Fund returned 2.17%. The Fund compares its performance to the Bloomberg U.S. Mortgage-Backed Securities, which returned 1.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight to:
↑	Non-agency residential mortgage-backed securities
↑	Interest-only agency collateralized mortgage obligations
↑	Private student loan asset-backed securities

Top detractors from performance:
↓	Duration stance relative to the benchmark
↓	Yield curve positioning
↓	Pass-through/To-be-announced positioning
Use of derivatives and the impact on performance:
The Fund utilized futures for duration management, which detracted from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7212-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C1	2.17	-1.80	0.43
Class C1 (with sales charge)	1.19	-1.80	0.43
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Mortgage Backed Securities	1.20	-0.74	0.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$376,290,111
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$2,028,739
Portfolio Turnover Rate	233%
*	Does not include derivatives, except purchased options, if any.
Western Asset Mortgage Total Return Fund	PAGE 2	7212-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ion G. Dan and Greg E. Handler.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7212-ATSR-0225

Western Asset Mortgage Total Return Fund
Class I [SGSYX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$67	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Mortgage Total Return Fund Fund returned 3.30%. The Fund compares its performance to the Bloomberg U.S. Mortgage-Backed Securities, which returned 1.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight to:
↑	Non-agency residential mortgage-backed securities
↑	Interest-only agency collateralized mortgage obligations
↑	Private student loan asset-backed securities

Top detractors from performance:
↓	Duration stance relative to the benchmark
↓	Yield curve positioning
↓	Pass-through/To-be-announced positioning
Use of derivatives and the impact on performance:
The Fund utilized futures for duration management, which detracted from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7458-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	3.30	-0.73	1.34
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Mortgage Backed Securities	1.20	-0.74	0.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$376,290,111
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$2,028,739
Portfolio Turnover Rate	233%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Mortgage Total Return Fund	PAGE 2	7458-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ion G. Dan and Greg E. Handler.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7458-ATSR-0225

Western Asset Mortgage Total Return Fund
Class IS [LMBSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$58	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of Western Asset Mortgage Total Return Fund Fund returned 3.52%. The Fund compares its performance to the Bloomberg U.S. Mortgage-Backed Securities, which returned 1.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight to:
↑	Non-agency residential mortgage-backed securities
↑	Interest-only agency collateralized mortgage obligations
↑	Private student loan asset-backed securities

Top detractors from performance:
↓	Duration stance relative to the benchmark
↓	Yield curve positioning
↓	Pass-through/To-be-announced positioning
Use of derivatives and the impact on performance:
The Fund utilized futures for duration management, which detracted from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7206-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 6/30/2016 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (6/30/2016)
Class IS	3.52	-0.63	1.14
Bloomberg U.S. Aggregate Index	1.25	-0.33	0.90
Bloomberg U.S. Mortgage Backed Securities	1.20	-0.74	0.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$376,290,111
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$2,028,739
Portfolio Turnover Rate	233%
*	Does not include derivatives, except purchased options, if any.
Western Asset Mortgage Total Return Fund	PAGE 2	7206-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ion G. Dan and Greg E. Handler.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7206-ATSR-0225

Western Asset Mortgage Total Return Fund
Class 1 [SGVSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$73	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class 1 shares of Western Asset Mortgage Total Return Fund Fund returned 3.37%. The Fund compares its performance to the Bloomberg U.S. Mortgage-Backed Securities, which returned 1.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight to:
↑	Non-agency residential mortgage-backed securities
↑	Interest-only agency collateralized mortgage obligations
↑	Private student loan asset-backed securities

Top detractors from performance:
↓	Duration stance relative to the benchmark
↓	Yield curve positioning
↓	Pass-through/To-be-announced positioning
Use of derivatives and the impact on performance:
The Fund utilized futures for duration management, which detracted from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7711-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class 1	3.37	-0.74	1.32
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg U.S. Mortgage Backed Securities	1.20	-0.74	0.91
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$376,290,111
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$2,028,739
Portfolio Turnover Rate	233%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Mortgage Total Return Fund	PAGE 2	7711-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective March 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ion G. Dan and Greg E. Handler.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7711-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $124,686 in December 31, 2023 and $133,667 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Mortgage Total Return Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 69.5%
FHLMC — 4.5%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 9/1/41	$2,282,233	$1,953,012
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 4/1/51	1,188,037	967,340
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43	685,996	622,471
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/49	121,893	116,259
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/50	160,154	139,676
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.968%	11/1/47	304,188	307,957 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.108%	2/1/50	405,450	400,072 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.008%	11/1/48	1,473,165	1,419,859 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33- 8/1/43	4,060,056	3,877,249
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	8,105,630	7,062,235
Total FHLMC				16,866,130
FNMA — 47.5%
Federal National Mortgage Association (FNMA)	7.500%	8/1/29- 4/1/32	62,920	63,337
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	2,058	2,063
Federal National Mortgage Association (FNMA)	2.500%	4/1/41- 9/1/61	2,551,054	2,120,276
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	6,420,301	5,132,773
Federal National Mortgage Association (FNMA)	4.000%	5/1/42- 5/1/43	3,488,885	3,286,107
Federal National Mortgage Association (FNMA)	2.000%	8/1/42- 3/1/51	20,992,215	17,507,596
Federal National Mortgage Association (FNMA)	3.000%	2/1/43- 4/1/43	3,300,584	2,913,481
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	11/1/45	$3,297,536	$3,283,851
Federal National Mortgage Association (FNMA)	3.500%	12/1/46- 3/1/57	3,720,284	3,337,589
Federal National Mortgage Association (FNMA)	4.500%	6/1/48- 1/1/59	3,412,692	3,244,131
Federal National Mortgage Association (FNMA)	2.000%	1/1/55	10,800,000	8,404,594 (b)
Federal National Mortgage Association (FNMA)	2.500%	1/1/55	23,600,000	19,224,781 (b)
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	24,000,000	20,386,875 (b)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	11,600,000	10,261,047 (b)
Federal National Mortgage Association (FNMA)	4.000%	1/1/55	2,900,000	2,652,150 (b)
Federal National Mortgage Association (FNMA)	4.500%	1/1/55	7,100,000	6,678,463 (b)
Federal National Mortgage Association (FNMA)	5.000%	1/1/55	10,800,000	10,424,493 (b)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	18,400,000	18,159,048 (b)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	21,900,000	22,004,367 (b)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	19,300,000	19,701,078 (b)
Total FNMA				178,788,100
GNMA — 17.5%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	53	53
Government National Mortgage Association (GNMA)	7.500%	4/15/29- 9/15/31	39,693	39,913
Government National Mortgage Association (GNMA)	5.000%	4/15/40- 5/15/40	314,892	312,150
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	510,091	452,984
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 6/15/50	1,823,989	1,673,477
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$51,589	$48,040
Government National Mortgage Association (GNMA) II	4.000%	7/20/47- 8/20/50	4,423,307	4,086,197
Government National Mortgage Association (GNMA) II	3.500%	8/20/47- 2/20/50	3,752,240	3,393,629
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 7/20/50	798,569	751,386
Government National Mortgage Association (GNMA) II	5.500%	12/20/48- 6/20/49	3,201,986	3,231,892
Government National Mortgage Association (GNMA) II	5.000%	9/20/49- 1/20/53	1,021,057	1,003,150
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	6,375,744	5,494,633
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 5/20/51	559,466	470,892
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	1,255,050	977,073
Government National Mortgage Association (GNMA) II	2.000%	1/20/55	4,000,000	3,199,688 (b)
Government National Mortgage Association (GNMA) II	2.500%	1/20/55	4,700,000	3,925,602 (b)
Government National Mortgage Association (GNMA) II	3.000%	1/20/55	4,000,000	3,469,063 (b)
Government National Mortgage Association (GNMA) II	3.500%	1/20/55	1,000,000	893,948 (b)
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	6,800,000	6,428,125 (b)
Government National Mortgage Association (GNMA) II	5.000%	1/20/55	1,300,000	1,261,254 (b)
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	4,400,000	4,364,312 (b)
Government National Mortgage Association (GNMA) II	6.000%	1/20/55	11,000,000	11,073,906 (b)
Government National Mortgage Association (GNMA) II	6.500%	1/20/55	8,100,000	8,239,970 (b)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.800%)	6.759%	6/20/60	971,252	982,988 (a)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.174%)	5.060%	8/20/58	$2,594	$2,601 (a)
Total GNMA				65,776,926

Total Mortgage-Backed Securities (Cost — $270,202,781)				261,431,156
Collateralized Mortgage Obligations(c) — 56.6%
280 Park Avenue Mortgage Trust, 2017- 280P F (1 mo. Term SOFR + 3.127%)	7.610%	9/15/34	2,500,000	2,342,535 (a)(d)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	4.685%	7/20/46	62,328	52,009 (a)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	5.387%	10/15/38	670,000	658,652 (a)(d)
BANK, 2021-BN32 XA, IO	0.766%	4/15/54	6,050,927	208,454 (a)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.081%	4/15/54	16,672,785	826,608 (a)
BFLD Commercial Mortgage Trust, 2024- UNIV E (1 mo. Term SOFR + 3.640%)	8.037%	11/15/41	1,170,000	1,171,624 (a)(d)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. Term SOFR + 2.197%)	6.594%	7/15/35	2,250,000	2,236,893 (a)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	11.331%	7/15/25	1,070,000	1,049,970 (a)(d)
BMP, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	7.786%	6/15/41	1,420,000	1,412,256 (a)(d)
BOCA Commercial Mortgage Trust, 2024- BOCA E (1 mo. Term SOFR + 4.437%)	8.834%	8/15/41	920,000	933,754 (a)(d)
BRAVO Residential Funding Trust, 2024- NQM5 A3	6.158%	6/25/64	911,147	913,366 (d)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	8.043%	4/15/34	1,500,000	1,443,437 (a)(d)
BX Commercial Mortgage Trust, 2024- BIO2 D	7.713%	8/13/41	1,020,000	1,003,304 (a)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.654%	10/15/36	1,070,000	1,054,263 (a)(d)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.286%	7/15/29	1,200,000	1,208,355 (a)(d)
BXHPP Trust, 2021-FILM C (1 mo. Term SOFR + 1.214%)	5.611%	8/15/36	2,540,000	2,387,368 (a)(d)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,140,000	1,157,862 (d)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	79,023,949	793,440 (a)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	2,000,000	1,835,776 (d)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	$105,725	$109,018
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.362%	8/15/48	1,100,000	946,120 (a)
CSMC Trust, 2017-RPL3 B3	4.565%	8/1/57	1,247,336	1,200,765 (a)(d)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	603,537	617,913 (d)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	8.211%	7/15/38	1,321,186	1,330,311 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,400,000	102,211 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K110 X1, IO	1.693%	4/25/30	1,284,212	88,611 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K115 X1, IO	1.320%	6/25/30	1,286,058	75,119 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K116 X1, IO	1.418%	7/25/30	1,084,198	66,161 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K132 X1, IO	0.507%	8/25/31	11,384,231	313,127 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K141 X1, IO	0.305%	2/25/32	34,178,419	658,813 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K142 X1, IO	0.297%	3/25/32	17,070,108	321,005 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K143 X1, IO	0.342%	4/25/55	66,282,020	1,454,950 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K148 X1, IO	0.250%	7/25/32	25,461,191	467,717 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K155 X1, IO	0.265%	4/25/33	21,058,969	444,308 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K162 X1, IO	0.370%	12/25/33	25,689,096	764,171 (a)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.771%	3/25/28	$6,126,599	$93,815 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1510 X1, IO	0.481%	1/25/34	39,784,131	1,206,155 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.509%	5/25/35	4,322,609	476,799 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.471%	2/25/36	14,892,377	527,537 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KG06 X1, IO	0.532%	10/25/31	14,670,640	415,968 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	282,000	289,002
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	34,390	34,067
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.438%	5/15/29	10,167	411 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 30 Day Average SOFR + 6.026%)	1.428%	1/15/37	23,935	1,534 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 30 Day Average SOFR + 6.886%)	2.288%	12/15/37	208,012	19,528 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 30 Day Average SOFR + 5.786%)	1.188%	12/15/41	1,267,211	105,671 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	53,586	1,196
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	949,850	784,449
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	153,837	2,657
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	1,176,514	98,799
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,330,541	396,766
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	$755,351	$45,195
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,224,207	96,691
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	847,087	40,396
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,469,932	2,731,553
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,038	2,044,075
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	92,685	1,465
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.438%	8/15/47	1,018,230	127,787 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	264,796	12,227
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	1.488%	7/15/48	997,228	106,353 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	285,725	243,166
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,209,139	207,697
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	1.338%	5/15/49	1,347,644	122,158 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.367%	10/25/49	2,634,015	309,417 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,437,073	2,397,403
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	1.367%	3/25/50	1,385,210	139,198 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	972,128	222,065
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4981 YI, IO	4.500%	6/25/50	5,310,576	1,328,052
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,719,914	2,156,209
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	$2,042,978	$298,452
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	10,515,329	1,565,960
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	5,347,163	690,865
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	4,700,560	781,840
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	128,060	17,892
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	4,713,231	554,354
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	1,966,849	268,940
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	1,007,530	169,563
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,228,969	582,639
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	4,952,142	511,012
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	16,390,503	2,669,061
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	7,203,947	830,074
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,188,084	281,712
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	7,295,296	1,017,027
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	6,909,242	974,584
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	918,739	139,171
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	4,940,543	703,360
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,038,488
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	2,898,407
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IP, IO	3.000%	1/25/52	3,115,431	629,149
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	$914,163	$821,713
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 NI, IO	3.000%	8/25/46	1,619,498	224,259
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,027,537
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	10,727,399	1,792,030
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.869%	12/25/54	439,635	438,536 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.869%	12/25/54	415,224	416,539 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.283%	11/25/49	1,240,000	1,388,766 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.569%	12/25/41	2,240,000	2,394,721 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,388,807	585,317 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.212%	9/25/55	7,354,942	876,090 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	46,852,225	193,828 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.238%	9/15/43	941,090	87,152 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	2,245,134	1,648,887
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.592%	2/15/38	189,102	10,649 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 408 C37, IO	2.000%	3/25/52	3,661,643	493,250
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.108%	9/25/47	$1,809,069	$1,268,096 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.433%	5/25/43	2,047,449	2,507,249 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	13.033%	1/25/48	2,810,000	3,370,082 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	12.183%	9/25/49	860,000	981,297 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (30 Day Average SOFR + 10.364%)	14.933%	1/25/29	2,289,954	2,572,407 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	13.933%	4/25/29	1,865,559	2,097,508 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.569%	10/25/41	1,190,000	1,251,933 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.569%	1/25/44	1,000,000	1,047,065 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.032%	6/25/29	12,883,970	424,409 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.767%	1/25/29	5,971,842	301,496 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.461%	4/25/32	40,334,353	878,365 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.592%	1/25/37	5,060,596	398,606 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.212%	12/25/32	17,130,697	838,979 (a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	36,569	5,463
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	$202,201	$197,575
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.577%	8/25/39	202,401	201,410 (a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	516,732	518,557
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	190,117	27,647
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 30 Day Average SOFR + 6.446%)	1.877%	8/25/40	462,248	35,016 (a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	116,314	117,391
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.960%	1/25/38	189,229	231,518 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 30 Day Average SOFR + 6.436%)	1.867%	12/25/40	172,607	1,427 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	23,050	23,594
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	130,240	137,688
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.917%	7/25/42	855,640	96,056 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	602,396	52,675
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	310,919	8,203
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	607,925	14,265
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	125,924	130,880
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	984,670	996,851
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.695%	8/25/44	508,750	31,266 (a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.674%	8/25/44	923,379	52,266 (a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.689%	8/25/44	794,393	45,466 (a)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	$204,943	$176,518
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	4,217,016	555,972
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	3,630,068	733,389
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,292,519	1,164,679
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	880,799	175,567
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,409,450	1,628,118
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.201%	7/25/49	3,142,778	321,024 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.367%	8/25/49	1,653,088	174,108 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.367%	8/25/49	1,761,415	167,261 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.317%	10/25/49	1,086,342	119,784 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.317%	10/25/49	1,591,755	151,849 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.317%	10/25/49	3,400,967	338,133 (a)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.267%	5/25/50	1,403,160	128,550 (a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,203,502	685,733
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,536,871	179,699
Federal National Mortgage Association (FNMA) REMIC, 2020-63 KI, IO	2.500%	9/25/50	1,594,315	119,970
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,242,538	294,319
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	$141,139	$23,645
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,780,080	275,694
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	956,989	151,222
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	5,058,305	738,450
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	673,102	103,521
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	889,419	121,365
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	7,714,215	1,094,370
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,118,278	730,661
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	3,303,984	465,904
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	8,187,209	1,158,219
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	754,235	106,432
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,102,599	798,416
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	994,154	151,324
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	781,419	100,836
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	11,412,007	1,939,674
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	1,886,821	269,653
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,860,604	4,816,557
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	767,546	696,735
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	409,999	54,749
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	32,907	4,522
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	$43,846	$7,517
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	32,775	5,319
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,210,746	206,286
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	17,288	2,772
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,319,528	398,004
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	5,498,255	920,911
Federal National Mortgage Association (FNMA) STRIPS, 435 C28, IO	3.500%	9/25/52	1,605,869	302,929
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	4,219,962	1,008,506
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. Term SOFR + 0.414%)	4.812%	8/16/34	275,726	275,223 (a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.688%	10/16/34	257,734	10,617 (a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. Term SOFR + 6.136%)	1.765%	4/20/37	1,642,656	62,398 (a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.115%	7/20/37	291,497	17,409 (a)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. Term SOFR + 1.264%)	5.635%	11/20/59	72,338	72,615 (a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.588%	11/16/34	536,078	5,146 (a)
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. Term SOFR + 5.886%)	1.488%	5/16/40	197,892	11,757 (a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	5.380%	2/20/60	283,647	283,163 (a)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	$2,773	$2
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.915%	5/20/41	862,206	58,382 (a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	643,370	646,339
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,386,757	24 (a)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.588%	11/16/41	667,364	64,663 (a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. Term SOFR + 6.536%)	2.165%	2/20/41	160,724	12,353 (a)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.575%	11/16/47	7,373,525	140,133 (a)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	1,453,269	56,702
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.967%	9/16/51	1,704,681	28,377 (a)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.012%	2/16/46	1,713,954	36,902 (a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	740,929	176,871
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.406%	6/16/55	2,669,899	33,246 (a)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.589%	9/16/55	934,869	17,999 (a)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.588%	4/16/44	2,016,398	208,486 (a)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	1.088%	6/16/44	809,608	71,038 (a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.715%	8/20/44	443,171	44,583 (a)
Government National Mortgage Association (GNMA), 2015-20 PI, IO	3.500%	2/20/45	601,903	99,434
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	$1,666,988	$328,756
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	1.565%	4/20/46	1,408,054	136,744 (a)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.630%	8/16/58	2,672,633	69,644 (a)
Government National Mortgage Association (GNMA), 2016-156 PB, PAC	2.000%	11/20/46	5,417,124	3,720,871
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.638%	2/16/47	1,994,318	186,118 (a)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.632%	10/16/58	7,377,653	253,032 (a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	3,006,616	513,744
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.565%	7/16/58	425,278	11,452 (a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.619%	3/16/60	1,383,391	47,847 (a)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. Term SOFR + 6.136%)	1.765%	9/20/48	1,270,153	134,669 (a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	1.715%	10/20/48	1,887,954	182,069 (a)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	827,606	771,084
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	589,436	520,190
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. Term SOFR + 3.176%)	0.000%	7/20/49	13,583,339	157,398 (a)
Government National Mortgage Association (GNMA), 2020-29 JI, IO	0.932%	1/16/60	8,845,886	455,878 (a)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.665%	7/20/47	774,107	76,875 (a)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.615%	3/20/50	5,123,876	616,224 (a)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2020-38 IO, IO	0.819%	4/16/62	$6,482,236	$381,797 (a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	439,473	84,638
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	188,930	35,246
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	998,186	192,508
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,123,020	203,974
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.168%	4/16/62	11,704,401	891,671 (a)
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.835%	5/16/60	4,488,314	258,430 (a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	5,824,577	860,081
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,103,167	293,981
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	4,031,034	573,262
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	135,404	19,376
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,660,204	776,500
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	207,918	28,314
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,053,012	124,020
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,721,351	625,809
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	5.366%	1/20/70	801,958	802,271 (a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.463%	4/1/70	6,961,911	284,354 (a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.266%	7/20/70	49,004	48,463 (a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.216%	7/20/70	675,053	666,057 (a)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	$4,486,333	$778,397
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	679,407	658,561
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,127,931	826,243
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. Term SOFR + 6.186%)	1.300%	12/20/50	19,567,271	1,204,706 (a)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,882,520	2,133,504
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	1,021,648	991,628
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	694,168	128,122
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,582,612	280,183 (a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.873%	10/16/62	4,615,975	290,811 (a)
Government National Mortgage Association (GNMA), 2021-97 TI, IO, PAC	3.000%	8/20/50	10,376,422	1,529,976
Government National Mortgage Association (GNMA), 2021-121 CI, IO	3.000%	7/20/51	2,721,704	441,257
Government National Mortgage Association (GNMA), 2021-125 IM, IO	3.000%	7/20/51	7,271,800	1,299,946
Government National Mortgage Association (GNMA), 2021-139 IE, IO	3.500%	8/20/51	2,976,477	569,447
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,382,262	688,360
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	7,124,656	1,035,466
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	4,652,970	722,074
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.914%	11/16/63	2,275,717	159,417 (a)
Government National Mortgage Association (GNMA), 2021-216 NI, IO, PAC-1	3.000%	12/20/51	3,970,479	745,377
Government National Mortgage Association (GNMA), 2022-5 LI, IO	3.500%	1/20/52	3,509,080	654,659
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	$1,901,686	$862,596 (a)
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	369,879 (a)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,046,197
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,494,951
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,877,199	4,056,957
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,893,047	2,185,541
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,995,205	109,450 (a)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.610%	9/16/63	8,081,067	345,420 (a)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	2,015,000	2,052,312 (a)(d)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.747%)	9.144%	11/15/32	1,070,000	1,068,367 (a)(d)
GS Mortgage Securities Corp. Trust, 2018- SRP5 D (1 mo. Term SOFR + 6.547%)	10.945%	9/15/31	4,450,678	479,004 (a)(d)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	5.462%	10/15/36	360,000	357,795 (a)(d)
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.087%	5/10/52	34,412,267	1,388,590 (a)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.124%	5/12/53	16,899,153	808,293 (a)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.070%	5/25/62	1,459,171	1,197,460 (a)(d)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.853%	4/25/36	886,430	755,260 (a)(d)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	4.953%	5/25/37	166,645	157,422 (a)(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	381,863
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.443%	5/15/28	2,873,012	2,260,543 (a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.451%	6/13/52	15,049,525	703,189 (a)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.761%	12/15/36	$2,106,000	$179 (a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. Term SOFR + 3.754%)	8.152%	6/15/38	360,000	225,274 (a)(d)
JPMorgan Mortgage Trust, 2021-14 AX4, IO	0.500%	5/25/52	21,611,289	616,525 (a)(d)
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.335%	5/25/54	36,306,330	710,460 (a)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,135,009	1,072,981 (d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.663%	4/25/46	218,127	192,758 (a)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.916%	11/18/29	1,980,000	1,985,937 (a)(d)
MFA Trust, 2024-RTL3 A1	5.913%	11/25/39	1,170,000	1,177,177 (d)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.960%	12/15/38	2,000,000	1,891,939 (a)(d)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	4.593%	6/25/36	29,038	5,602 (a)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,939,000	1,391,839 (d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	12.183%	3/25/50	4,500,000	4,620,421 (a)(d)
Multifamily Trust, 2016-1 B	7.964%	4/25/46	572,009	570,270 (a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,950,000	1,335,750 (a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	2,077,000	965,805 (a)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	380,485	363,343 (a)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 A2	7.101%	3/25/39	1,250,000	1,260,992 (d)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A	0.446%	9/25/46	47,127	42,824 (a)
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	1,000,000	1,011,875 (d)
ONNI Commercial Mortgage Trust, 2024- APT D	7.004%	7/15/39	1,200,000	1,214,857 (a)(d)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.953%	3/25/37	$1,027,465	$795,700 (a)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,140,000	1,127,884 (d)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.748%	1/15/39	1,400,000	1,330,277 (a)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	1,490,000	934,876 (a)(d)
Starwood Retail Property Trust, 2014- STAR C	7.750%	11/15/27	2,324,000	75,530 (a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.813%	7/25/46	64,655	54,999 (a)
Structured Asset Securities Corp., 2005- RF3 1A (1 mo. Term SOFR + 0.464%)	4.803%	6/25/35	119,885	105,178 (a)(d)
Verus Securitization Trust, 2024-1 M1	6.668%	1/25/69	1,650,000	1,660,871 (a)(d)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	633,465	642,551 (d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	6.199%	6/25/33	13,759	13,679 (a)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,250,768
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.503%	4/15/54	12,267,323	816,352 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	280,000	281,464

Total Collateralized Mortgage Obligations (Cost — $237,127,513)				212,822,472
			Face Amount/ Units
Asset-Backed Securities — 17.3%
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.156%	1/15/37	$750,000	766,346 (a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	293,949 (d)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	2,194,427	2,078,039 (d)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.066%	1/20/38	790,000	790,000 (a)(d)(e)(f)
Bayview Opportunity Master Fund LLC, 2024-CAR1 E (30 Day Average SOFR + 3.600%)	8.169%	12/26/31	1,068,334	1,082,542 (a)(d)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Bayview Opportunity Master Fund LLC, 2024-EDU1 D (30 Day Average SOFR + 2.750%)	7.319%	6/25/47	$1,535,039	$1,550,831 (a)(d)
Blue Stream Issuer LLC, 2024-1A C	8.710%	11/20/54	1,500,000	1,500,567 (d)
CARS-DB7 LP, 2023-1A A1	5.750%	9/15/53	1,197,000	1,208,469 (d)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	350,908	337,533 (d)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,500,000	1,408,123 (d)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	257,970	261,003 (a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	54	28 (a)
Dividend Solar Loans LLC, 2018-1 B	4.290%	7/20/38	482,130	431,362 (d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	625,020	552,877 (d)
ExteNet Issuer LLC, 2024-1A B	6.150%	7/25/54	1,000,000	996,877 (d)
Ford Credit Auto Owner Trust, 2020-1 C	2.540%	8/15/31	1,710,000	1,704,693 (d)
Goodgreen Trust, 2020-1A C	5.530%	4/15/55	1,872,385	1,522,849 (d)
Goodgreen Trust, 2021-1A C	5.740%	10/15/56	563,603	461,634 (d)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	996,932 (d)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.244%	1/20/37	590,000	590,000 (a)(d)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,814,231 (d)
Huntington Bank Auto Credit-Linked Notes, 2024-2 D (30 Day Average SOFR + 4.000%)	8.605%	10/20/32	1,666,812	1,678,315 (a)(d)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,690,477	1,469,375 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	755,046	685,082 (d)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.332%	1/25/37	800,000	800,000 (a)(d)
Mercury Financial Credit Card Master Trust, 2023-1A A	8.040%	9/20/27	1,500,000	1,499,866 (d)
MetroNet Infrastructure Issuer LLC, 2024-1A A2	6.230%	4/20/54	1,200,000	1,225,579 (d)
Mosaic Solar Loan Trust, 2023-4A C	8.800%	5/20/53	2,160,000	1,979,377 (d)
Mosaic Solar Loan Trust, 2024-1A B	6.250%	9/20/49	1,100,377	1,060,525 (d)
Neuberger Berman Loan Advisers CLO Ltd., 2019-31A DR (3 mo. Term SOFR + 3.512%)	8.129%	4/20/31	500,000	501,743 (a)(d)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	$932,322	$938,693 (d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.645%	1/20/38	900,000	891,000 (a)(d)(g)
Peace Park CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.212%)	7.829%	10/20/34	475,000	477,311 (a)(d)
Pear LLC, 2021-1 A	2.600%	1/15/34	751,408	738,788 (d)
Pear LLC, 2024-1 A	6.950%	2/15/36	845,843	851,921 (d)
Progress Residential Trust, 2024-SFR1 D	3.750%	2/17/41	1,000,000	920,751 (d)
Renew, 2023-1A A	5.900%	11/20/58	1,490,519	1,449,113 (d)
Renew, 2024-1A M	7.506%	11/20/59	1,320,873	1,288,437 (d)
Renew, 2024-2A B	8.223%	11/20/60	962,167	946,746 (d)
SBA Small Business Investment Cos., 2023-10B 1	5.688%	9/10/33	997,738	1,019,170
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,870,000	1,915,085 (d)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,389,500	1,394,685 (d)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	950,171	961,840 (d)
Sierra Timeshare Receivables Funding LLC, 2024-2A D	7.480%	6/20/41	1,960,191	1,968,688 (d)
SMB Private Education Loan Trust, 2014-A R	53.563%	9/15/45	22,179	998,414 (d)(h)
SMB Private Education Loan Trust, 2015-C R	14.733%	9/18/46	2,751	775,395 (d)(h)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,803,211 (d)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	3,512,359	3,016,750 (d)
SoFi Professional Loan Program LLC, 2017-F R1	49.908%	1/25/41	25,000	205,739 (d)(h)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,694,380 (d)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,310,468	1,236,910 (d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.922%	2/25/36	1,351,690	28,105 (a)(d)
Sunnova Hestia Issuer LLC, 2023-GRID1 1A	5.750%	12/20/50	2,016,009	2,043,803 (d)
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	686,443	567,387 (d)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	1,120,932	1,074,240 (d)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
TICP CLO Ltd., 2017-7A DR (3 mo. Term SOFR + 3.462%)	8.118%	4/15/33	$1,000,000	$1,003,767 (a)(d)
Tricon Residential Trust, 2024-SFR4 D	5.350%	11/17/41	1,170,000	1,137,312 (d)
Trinitas CLO Ltd., 2022-19A D1R (3 mo. Term SOFR + 2.950%)	7.306%	10/20/33	830,000	830,000 (a)(d)
VR Funding LLC, 2020-1A B	4.220%	11/15/50	777,196	745,307 (d)

Total Asset-Backed Securities (Cost — $80,650,272)				65,171,695
			Face Amount
Corporate Bonds & Notes — 1.6%
Consumer Discretionary — 1.1%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	$650,000	617,153 (d)
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp., Senior Notes	6.000%	5/1/29	820,000	818,687 (d)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,196,700 (d)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	820,000	830,456 (d)
Total Hotels, Restaurants & Leisure				2,845,843
Specialty Retail — 0.2%
Lithia Motors Inc., Senior Notes	4.375%	1/15/31	1,000,000	910,352 (d)

Total Consumer Discretionary				4,373,348
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,100,000	1,024,628
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	930,000	833,577 (d)

Total Energy				1,858,205
Total Corporate Bonds & Notes (Cost — $6,229,884)				6,231,553
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Preferred Stocks — 1.2%
Financials — 1.2%
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		79,062	$1,948,088 (a)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		61,325	1,419,674 (a)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		52,662	1,283,899 (a)

Total Preferred Stocks (Cost — $4,498,640)				4,651,661
		Maturity Date	Face Amount
Convertible Bonds & Notes — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Two Harbors Investment Corp., Senior Notes (Cost — $1,533,763)	6.250%	1/15/26	$1,600,000	1,581,600
Total Investments before Short-Term Investments (Cost — $600,242,853)				551,890,137
			Shares
Short-Term Investments — 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,543,954)	4.440%		2,543,954	2,543,954 (i)(j)
Total Investments — 147.3% (Cost — $602,786,807)				554,434,091
Liabilities in Excess of Other Assets — (47.3)%				(178,143,980)
Total Net Assets — 100.0%				$376,290,111

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Mortgage Total Return Fund
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2024, the Fund held TBA securities with a total cost of $181,720,221.
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Rate shown is the current yield based on income received over the trailing twelve months.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated
Companies was $2,543,954 and the cost was $2,543,954 (Note 8).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	96	3/25	$10,259,084	$10,205,250	$53,834
U.S. Treasury 10-Year Notes	238	3/25	26,221,596	25,882,500	339,096
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

 Western Asset Mortgage Total Return Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell continued
U.S. Treasury Long-Term Bonds	1	3/25	$116,475	$113,844	$2,631
Net unrealized appreciation on open futures contracts					$395,561
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $600,242,853)	$551,890,137
Investments in affiliated securities, at value (Cost — $2,543,954)	2,543,954
Foreign currency, at value (Cost — $103,338)	88,516
Cash	1,005,256
Receivable for securities sold	34,020,055
Interest and dividends receivable from unaffiliated investments	2,267,967
Deposits with brokers for TBA securities	1,030,000
Deposits with brokers for open futures contracts	636,403
Receivable for Fund shares sold	90,374
Receivable from brokers — net variation margin on open futures contracts	61,313
Principal paydown receivable	25,475
Dividends receivable from affiliated investments	16,078
Deposits with brokers	48
Prepaid expenses	29,521
Total Assets	593,705,097
Liabilities:
Payable for securities purchased	216,542,256
Payable for Fund shares repurchased	435,949
Investment management fee payable	160,592
Service and/or distribution fees payable	70,418
Distributions payable	29,932
Trustees’ fees payable	2,588
Accrued expenses	173,251
Total Liabilities	217,414,986
Total Net Assets	$376,290,111
Net Assets:
Par value (Note 7)	$461
Paid-in capital in excess of par value	555,353,779
Total distributable earnings (loss)	(179,064,129)
Total Net Assets	$376,290,111
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

Net Assets:
Class 1	$13,956,881
Class A	$322,135,305
Class C	$1,924,536
Class C1	$28,735
Class I	$31,517,877
Class IS	$6,726,777
Shares Outstanding:
Class 1	1,707,220
Class A	39,453,260
Class C	235,674
Class C1	3,531
Class I	3,842,349
Class IS	819,745
Net Asset Value:
Class 1 (and redemption price)	$8.18
Class A (and redemption price)	$8.16
Class C*	$8.17
Class C1*	$8.14
Class I (and redemption price)	$8.20
Class IS (and redemption price)	$8.21
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$8.48

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$21,835,018
Dividends from affiliated investments	353,300
Dividends from unaffiliated investments	231,971
Total Investment Income	22,420,289
Expenses:
Investment management fee (Note 2)	2,037,867
Service and/or distribution fees (Notes 2 and 5)	879,438
Transfer agent fees (Notes 2 and 5)	597,475
Registration fees	89,233
Fund accounting fees	71,480
Audit and tax fees	50,185
Shareholder reports	29,865
Legal fees	18,504
Trustees’ fees	10,503
Insurance	3,617
Commitment fees (Note 9)	3,590
Custody fees	435
Miscellaneous expenses	13,556
Total Expenses	3,805,748
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(9,128)
Net Expenses	3,796,620
Net Investment Income	18,623,669
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(18,439,232)
Futures contracts	(2,596,553)
Net Realized Loss	(21,035,785)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	14,330,820
Futures contracts	255,958
Foreign currencies	(5,812)
Change in Net Unrealized Appreciation (Depreciation)	14,580,966
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(6,454,819)
Increase in Net Assets From Operations	$12,168,850
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$18,623,669	$21,532,136
Net realized loss	(21,035,785)	(19,270,901)
Change in net unrealized appreciation (depreciation)	14,580,966	15,561,805
Increase in Net Assets From Operations	12,168,850	17,823,040
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(19,030,820)	(21,874,888)
Decrease in Net Assets From Distributions to Shareholders	(19,030,820)	(21,874,888)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,700,931	50,577,908
Reinvestment of distributions	18,492,602	20,051,959
Cost of shares repurchased	(120,022,190)	(143,670,369)
Decrease in Net Assets From Fund Share Transactions	(68,828,657)	(73,040,502)
Decrease in Net Assets	(75,690,627)	(77,092,350)
Net Assets:
Beginning of year	451,980,738	529,073,088
End of year	$376,290,111	$451,980,738
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class 1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.31	$8.36	$10.06	$10.25	$10.37
Income (loss) from operations:
Net investment income	0.40	0.38	0.29	0.13	0.24
Net realized and unrealized gain (loss)	(0.13)	(0.05)	(1.64)	(0.03)	0.01 [2]
Total income (loss) from operations	0.27	0.33	(1.35)	0.10	0.25
Less distributions from:
Net investment income	(0.40)	(0.38)	(0.35)	(0.29)	(0.37)
Total distributions	(0.40)	(0.38)	(0.35)	(0.29)	(0.37)
Net asset value, end of year	$8.18	$8.31	$8.36	$10.06	$10.25
Total return[3]	3.37%	4.15%	(13.60)%	1.03%	2.53%
Net assets, end of year (000s)	$13,957	$15,214	$16,756	$21,899	$24,394
Ratios to average net assets:
Gross expenses	0.72%	0.71%	0.69%	0.66%	0.70%
Net expenses[4,5]	0.72	0.71	0.69	0.66	0.69
Net investment income	4.79	4.57	3.18	1.28	2.30
Portfolio turnover rate[6]	233%	101%	58%	123%	160%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 73%, 56%, 43%, 52% and 108%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.30	$8.35	$10.05	$10.24	$10.36
Income (loss) from operations:
Net investment income	0.37	0.36	0.27	0.10	0.21
Net realized and unrealized gain (loss)	(0.13)	(0.05)	(1.64)	(0.02)	0.02 [2]
Total income (loss) from operations	0.24	0.31	(1.37)	0.08	0.23
Less distributions from:
Net investment income	(0.38)	(0.36)	(0.33)	(0.27)	(0.35)
Total distributions	(0.38)	(0.36)	(0.33)	(0.27)	(0.35)
Net asset value, end of year	$8.16	$8.30	$8.35	$10.05	$10.24
Total return[3]	3.10%	3.88%	(13.84)%	0.77%	2.25%
Net assets, end of year (millions)	$322	$365	$404	$520	$521
Ratios to average net assets:
Gross expenses	0.98%	0.96%	0.95%	0.93%	0.96%
Net expenses[4,5]	0.98	0.96	0.95	0.93	0.96
Net investment income	4.53	4.31	2.92	1.03	2.03
Portfolio turnover rate[6]	233%	101%	58%	123%	160%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 73%, 56%, 43%, 52% and 108%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.30	$8.35	$10.05	$10.24	$10.36
Income (loss) from operations:
Net investment income	0.32	0.29	0.20	0.03	0.14
Net realized and unrealized gain (loss)	(0.12)	(0.03)	(1.64)	(0.02)	0.02 [2]
Total income (loss) from operations	0.20	0.26	(1.44)	0.01	0.16
Less distributions from:
Net investment income	(0.33)	(0.31)	(0.26)	(0.20)	(0.28)
Total distributions	(0.33)	(0.31)	(0.26)	(0.20)	(0.28)
Net asset value, end of year	$8.17	$8.30	$8.35	$10.05	$10.24
Total return[3]	2.43%	3.19%	(14.42)%	0.07%[4]	1.57%
Net assets, end of year (000s)	$1,925	$2,921	$4,861	$9,514	$14,849
Ratios to average net assets:
Gross expenses	1.63%	1.64%	1.62%	1.62%	1.64%
Net expenses[5,6]	1.63	1.63	1.62	1.61	1.64
Net investment income	3.85	3.55	2.20	0.30	1.36
Portfolio turnover rate[7]	233%	101%	58%	123%	160%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.03)% for the year ended December 31, 2021.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 73%, 56%, 43%, 52% and 108%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.28	$8.34	$10.06	$10.25	$10.37
Income (loss) from operations:
Net investment income	0.31	0.29	0.14	0.03	0.15
Net realized and unrealized gain (loss)	(0.13)	(0.03)	(1.63)	(0.02)	0.02 [2]
Total income (loss) from operations	0.18	0.26	(1.49)	0.01	0.17
Less distributions from:
Net investment income	(0.32)	(0.32)	(0.23)	(0.20)	(0.29)
Total distributions	(0.32)	(0.32)	(0.23)	(0.20)	(0.29)
Net asset value, end of year	$8.14	$8.28	$8.34	$10.06	$10.25
Total return[3]	2.17%	3.18%	(14.92)%	0.11%[4]	1.72%
Net assets, end of year (000s)	$29	$44	$61	$498	$1,271
Ratios to average net assets:
Gross expenses	2.30%	2.32%	2.60%	1.58%	1.49%
Net expenses[5,6]	1.75	1.75	2.18	1.57	1.49
Net investment income	3.74	3.50	1.48	0.27	1.51
Portfolio turnover rate[7]	233%	101%	58%	123%	160%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 0.01% for the year ended December 31, 2021.
[5]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 73%, 56%, 43%, 52% and 108%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.34	$8.39	$10.09	$10.28	$10.41
Income (loss) from operations:
Net investment income	0.40	0.38	0.29	0.13	0.24
Net realized and unrealized gain (loss)	(0.13)	(0.04)	(1.64)	(0.02)	0.01 [2]
Total income (loss) from operations	0.27	0.34	(1.35)	0.11	0.25
Less distributions from:
Net investment income	(0.41)	(0.39)	(0.35)	(0.30)	(0.38)
Total distributions	(0.41)	(0.39)	(0.35)	(0.30)	(0.38)
Net asset value, end of year	$8.20	$8.34	$8.39	$10.09	$10.28
Total return[3]	3.30%	4.20%	(13.51)%	0.96%	2.56%
Net assets, end of year (000s)	$31,518	$56,520	$75,811	$125,664	$188,031
Ratios to average net assets:
Gross expenses	0.66%	0.66%	0.65%	0.64%	0.66%
Net expenses[4,5]	0.66	0.66	0.65	0.64	0.66
Net investment income	4.81	4.56	3.18	1.27	2.38
Portfolio turnover rate[6]	233%	101%	58%	123%	160%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 73%, 56%, 43%, 52% and 108%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.34	$8.39	$10.10	$10.29	$10.42
Income (loss) from operations:
Net investment income	0.41	0.39	0.31	0.14	0.25
Net realized and unrealized gain (loss)	(0.12)	(0.04)	(1.66)	(0.02)	0.01 [2]
Total income (loss) from operations	0.29	0.35	(1.35)	0.12	0.26
Less distributions from:
Net investment income	(0.42)	(0.40)	(0.36)	(0.31)	(0.39)
Total distributions	(0.42)	(0.40)	(0.36)	(0.31)	(0.39)
Net asset value, end of year	$8.21	$8.34	$8.39	$10.10	$10.29
Total return[3]	3.52%	4.30%	(13.51)%	1.16%	2.56%
Net assets, end of year (000s)	$6,727	$11,842	$27,811	$28,952	$36,562
Ratios to average net assets:
Gross expenses	0.57%	0.56%	0.56%	0.55%	0.58%
Net expenses[4,5]	0.57	0.56	0.56	0.54	0.58
Net investment income	4.91	4.64	3.36	1.36	2.41
Portfolio turnover rate[6]	233%	101%	58%	123%	160%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 73%, 56%, 43%, 52% and 108%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).

Western Asset Mortgage Total Return Fund 2024 Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$261,431,156	—	$261,431,156
Collateralized Mortgage Obligations	—	212,822,472	—	212,822,472
Asset-Backed Securities	—	64,381,695	$790,000	65,171,695
Corporate Bonds & Notes	—	6,231,553	—	6,231,553
Preferred Stocks	$4,651,661	—	—	4,651,661
Convertible Bonds & Notes	—	1,581,600	—	1,581,600
Total Long-Term Investments	4,651,661	546,448,476	790,000	551,890,137
Short-Term Investments†	2,543,954	—	—	2,543,954
Total Investments	$7,195,615	$546,448,476	$790,000	$554,434,091
Other Financial Instruments:
Futures Contracts††	$395,561	—	—	$395,561
Total	$7,591,176	$546,448,476	$790,000	$554,829,652

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received

Western Asset Mortgage Total Return Fund 2024 Annual Report

by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the
Western Asset Mortgage Total Return Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

Western Asset Mortgage Total Return Fund 2024 Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Western Asset Mortgage Total Return Fund 2024 Annual Report

(l) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.
(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Western Asset Mortgage Total Return Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class C1, Class I and Class IS shares did not exceed 1.75%, 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $9,128, which included an affiliated money market fund waiver of $8,958.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Mortgage Total Return Fund 2024 Annual Report

Pursuant to these arrangements, at December 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class C1
Expires December 31, 2025	$289
Expires December 31, 2026	170
Total fee waivers/expense reimbursements subject to recapture	$459
For the year ended December 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $15,546 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$17,467	—
CDSCs	2,783	$25
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$95,370,836	$1,226,264,128
Sales	78,757,913	1,190,482,071
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$596,149,877	$18,368,744	$(60,084,530)	$(41,715,786)
Futures contracts	—	395,561	—	395,561
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$395,561

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,596,553)

Western Asset Mortgage Total Return Fund 2024 Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$255,958
During the year ended December 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$44,098,812
Futures contracts (to sell)	8,924,798

†	At December 31, 2024, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00%, and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$21,340
Class A	$857,342	537,956
Class C	21,882	1,364
Class C1	214	319
Class I	—	36,171
Class IS	—	325
Total	$879,438	$597,475
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$324
Class A	7,624
Class C	45
Class C1	171
Class I	763
Class IS	201
Total	$9,128
Western Asset Mortgage Total Return Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class 1	$708,274	$722,629
Class A	15,870,354	16,750,760
Class C	86,596	144,429
Class C1	1,176	1,888
Class I	1,911,414	3,146,635
Class IS	453,006	1,108,547
Total	$19,030,820	$21,874,888
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	86,031	$708,274	87,882	$722,616
Shares repurchased	(209,282)	(1,721,787)	(262,135)	(2,181,379)
Net decrease	(123,251)	$(1,013,513)	(174,253)	$(1,458,763)
Class A
Shares sold	2,885,994	$23,824,798	2,939,551	$24,333,634
Shares issued on reinvestment	1,909,601	15,700,416	2,016,750	16,562,816
Shares repurchased	(9,361,689)	(77,031,247)	(9,299,119)	(76,441,683)
Net decrease	(4,566,094)	$(37,506,033)	(4,342,818)	$(35,545,233)
Class C
Shares sold	26,076	$212,995	26,957	$225,816
Shares issued on reinvestment	10,313	84,770	16,493	135,912
Shares repurchased	(152,560)	(1,252,318)	(273,753)	(2,250,150)
Net decrease	(116,171)	$(954,553)	(230,303)	$(1,888,422)
Class C1
Shares sold	485	$3,998	323	$2,663
Shares issued on reinvestment	143	1,176	229	1,878
Shares repurchased	(2,470)	(20,412)	(2,516)	(20,634)
Net decrease	(1,842)	$(15,238)	(1,964)	$(16,093)

Western Asset Mortgage Total Return Fund 2024 Annual Report

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	702,703	$5,811,738	1,779,002	$14,964,361
Shares issued on reinvestment	191,748	1,583,999	254,603	2,107,224
Shares repurchased	(3,829,091)	(31,751,539)	(4,295,864)	(35,482,410)
Net decrease	(2,934,640)	$(24,355,802)	(2,262,259)	$(18,410,825)
Class IS
Shares sold	345,452	$2,847,402	1,326,412	$11,051,434
Shares issued on reinvestment	50,088	413,967	63,005	521,513
Shares repurchased	(995,229)	(8,244,887)	(3,284,623)	(27,294,113)
Net decrease	(599,689)	$(4,983,518)	(1,895,206)	$(15,721,166)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$132,536,995	132,536,995	$129,993,041	129,993,041

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$353,300	—	$2,543,954
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or
Western Asset Mortgage Total Return Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$19,030,820	$21,874,888
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$4,060,118
Deferred capital losses*	(141,410,002)
Other book/tax temporary differences(a)	(395,561)
Unrealized appreciation (depreciation)(b)	(41,318,684)
Total distributable earnings (loss) — net	$(179,064,129)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on certain futures contracts, book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and the difference between the book and tax cost basis in partnership investments.

11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively.

Western Asset Mortgage Total Return Fund 2024 Annual Report

Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
Western Asset Mortgage Total Return Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Mortgage Total Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Mortgage Total Return Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Mortgage Total Return Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$17,106,361
Qualified Business Income Dividends Earned	§199A	$202,267
Section 163(j) Interest Earned	§163(j)	$24,030,745
Western Asset Mortgage Total Return Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Mortgage Total Return Fund

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Western Asset
Mortgage Total Return Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Mortgage Total Return Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Mortgage Total Return Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Mortgage Total Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90013-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2025